Significant accounting Policies (Details) - Schedule of basic and diluted net loss per share - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Numerator:
Allocation of net loss					$ (174,998)
Denominator:
Basic weighted-average shares outstanding	32,975,000			32,975,000	9,322,714
Basic net loss per share					$ (0.02)
Class B Ordinary Shares [Member]
Numerator:
Allocation of net loss					$ (140,513)
Denominator:
Basic weighted-average shares outstanding	8,243,750	7,500,000	7,500,000	8,243,750	7,485,546
Basic net loss per share					$ (0.02)